Cost of Revenue - Schedule of Cost of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cost of Revenue [Line Items]
Cost of revenue	$ 102,116,216	$ 31,088,542	$ 39,130,522
Content acquisition and royalty costs [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenue	77,379,221	14,430,879	15,819,603
Payment processing and agency fees [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenue	8,296,788	5,449,000	5,778,190
Amortization of intangible assets [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenue	5,541,431	1,599,786	1,242,329
Technology infrastructure costs [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenue	4,674,264	2,539,911	3,795,517
Barter transaction cost [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenue	2,546,572	111,996	4,270,233
Live events cost [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenue	2,214,125	5,888,466	6,933,370
Branded Content [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenue	1,463,815	589,838	740,101
Online and other costs [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenue		$ 478,666	$ 551,179